    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MARCH 26, 1999

                                                      REGISTRATION NO. 333-65145
                                                                      & 811-9062

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    ( )

                         Pre-Effective Amendment No.     ( )

                         Post-Effective Amendment No. 3  (X)

                                      and

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  ( )
                                 Amendment No. 8             (X)


                       AUSA LIFE INSURANCE COMPANY, INC.
                               SEPARATE ACCOUNT C
                           (Exact Name of Registrant)

                       AUSA Life Insurance Company, Inc.
          (Formerly First Providian Life and Health Insurance Company)
                              (Name of Depositor)

                                666 Fifth Avenue
                            New York, New York 10103
              (Address of Depositor's Principal Executive Office)
                  Depositor's Telephone Number: (212) 246-5234

                         Gregory E. Miller-Breetz, Esq.
                       AUSA Life Insurance Company, Inc.
                             400 West Market Street
                           Louisville, Kentucky 40202
                    (Name and Address of Agent for Service)

                                   Copies to:
                           Michael Berenson, Esquire
               Jorden Burt Boros Cicchetti Berenson & Johnson LLP
                       1025 Thomas Jefferson Street, N.W.
                                 Suite 400 East
                          Washington, D.C. 20007-0805

                 Approximate Date of Proposed Public Offering:
As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

[ ]  Immediately upon filing pursuant to paragraph (b) of Rule 485.

[X]  On April 23, 1999, pursuant to paragraph (b)(1)(iii) of Rule 485.
[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.
[ ]  On ____________, pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Parts A, B, and C of Registrant's Post-Effective Amendment No. 1, filed on December 29, 1998 (File No. 333-65145), are incorporated herein by reference, and this Post-Effective Amendment is being filed for the sole purpose of further delaying the effectiveness of the above-referenced Amendment.

As required by the Securities Act of 1933 and the Investment Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf, in the City of Louisville and Commonwealth of Kentucky, on this 26th day of March, 1999.



                                    AUSA LIFE INSURANCE COMPANY, INC.
                                     SEPARATE ACCOUNT C (REGISTRANT)

                                    AUSA LIFE INSURANCE COMPANY, INC.
                                    (DEPOSITOR)



                                    -----------------------------------
                                    Tom A. Schlossberg, President


                                    By:   /s/ Gregory E. Miller-Breetz
                                         ------------------------------
                                         Gregory E. Miller-Breetz
                                         Attorney-In-Fact

As required by the Securities Act of 1933, this Registration Statement as been signed by the following persons in the capacities and on the duties indicated.


Signature                               Title                                           Date
---------                               -----                                           ----


_____________________________          Director                                   March 26, 1999
William Brown, Jr.


_____________________________          Director                                   March 26, 1999
Larry G. Brown


_____________________________          Director                                   March 26, 1999
Jack R. Dykhouse


_____________________________          Director                                   March 26, 1999
Steven E. Frushtick


_____________________________          Director                                   March 26, 1999
Carl T. Hanson


_____________________________          Director                                   March 26, 1999
B. Larry Jenkins


_____________________________          Director                                   March 26, 1999
Colette Vargas


_____________________________          Director                                   March 26, 1999
Vera F. Mihaic


_____________________________          Director                                   March 26, 1999
Peter P. Post


_____________________________          Director (Principal Executive Officer)     March 26, 1999
Tom A. Schlossberg


_____________________________          Director                                   March 26, 1999
Cor H. Verhagen
---------------


_____________________________          Director                                   March 26, 1999
E. Kirby Warren


_____________________________          Treasurer (Chief Accounting Officer)       March 26, 1999
Brenda K. Clancy


By:  /s/  Gregory E. Miller-Breetz
     -----------------------------
     Gregory E. Miller-Breetz
     Attorney-In-Fact